Property plant and equipment - Depreciation of non-mining assets (Details)	12 Months Ended
Dec. 31, 2024
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	5 years
Computers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	3 years
Computers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	5 years
Furniture and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	1 year
Furniture and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	10 years
Buildings and improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	5 years
Buildings and improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine	39 years